Long-Term Debt (Tables)	12 Months Ended
May 29, 2011
Long-Term Debt
Components Of Long-Term Debt

(in millions)	May 29, 2011	May 30, 2010
4.875% senior notes due August 2010	$ —	$ 150.0
7.450% medium-term notes due April 2011	—	75.0
5.625% senior notes due October 2012	350.0	350.0
7.125% debentures due February 2016	100.0	100.0
6.200% senior notes due October 2017	500.0	500.0
6.000% senior notes due August 2035	150.0	150.0
6.800% senior notes due October 2037	300.0	300.0
ESOP loan with variable rate of interest (0.55% at May 29, 2011) due December 2018	8.0	9.8
Total long-term debt	1,408.0	1,634.8
Fair value hedge	3.7	3.8
Less issuance discount	(4.4)	(4.9)
Total long-term debt less issuance discount	1,407.3	1,633.7
Less current portion	—	(225.0)
Long-term debt, excluding current portion	$1,407.3	$1,408.7

Aggregate Maturities Of Long-Term Debt

Fiscal Year	Amount
2012	$—
2013	350.0
2014	—
2015	—
2016	100.0
Thereafter	958.0
Long-term debt	$1,408.0